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CITIFUNDS(R)
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CITI(SM)
PREMIUM
LIQUID
RESERVES

SEMI-ANNUAL REPORT
FEBRUARY 28, 2001



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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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TABLE OF CONTENTS

Letter to Our Shareholders                                                    1
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Portfolio Environment and Outlook                                             2
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Fund Facts                                                                    3
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Fund Performance                                                              4
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CITI PREMIUM LIQUID RESERVES

Statement of Assets and Liabilities                                           5
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Statement of Operations                                                       6
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Statement of Changes in Net Assets                                            7
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Financial Highlights                                                          8
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Notes to Financial Statements                                                 9
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      12
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Statement of Assets and Liabilities                                           15
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Statement of Operations                                                       16
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Statement of Changes in Net Assets                                            17
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Financial Highlights                                                          18
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Notes to Financial Statements                                                 19
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LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

   Over the past six months, money market instruments generally helped investors preserve their capital and earn competitive levels of taxable income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, many money market funds provided relatively attractive returns. In January, the Federal Reserve Board reduced short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for some money market funds.

   In this environment, Citibank, N.A., the Fund's investment adviser continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

   This semi-annual report reviews the Fund's investment activities and performance during the six months ended February 28, 2001, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Heath B. McLendon
---------------------

Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

     WHEN THE REPORTING PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown was generally the result of higher interest rates implemented over the previous 15 months by the Federal Reserve Board (the "Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%. Faced with higher borrowing costs, many businesses and consumers held off on making large purchases and new investments.

     During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate -- the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence, declining manufacturing activity and higher energy costs contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

     Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he believes may have "stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut interest rates by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in Fed Funds rate since Alan Greenspan was appointed Fed Chairman in 1987. These moves toward a more accommodative monetary policy caused the yields of many money market instruments to decline commensurately.

     In this environment, the Fund's adviser generally maintained the Fund's average weighted maturity toward the long end of its permitted range. This relatively constructive posture was designed to lock in higher yields for as long as possible while interest rates declined.

     In terms of security selection, the Fund's adviser intensified its focus on credit quality in a deteriorating economic environment. As a result, the adviser increased the Fund's holdings of money market instruments issued by U.S. government agencies, which provided competitive yields. The adviser has also found high-quality opportunities in commercial paper from larger banks in the U.S., as well as from the U.S. branches of carefully selected foreign banks. On the other hand, the adviser maintained a relatively small position in U.S.
Treasury bills because of their low yields compared to other fixed income securities.

   Looking forward, the adviser expects economic weakness to persist over the next several months, and economic growth to strengthen during the second half of 2001. Indeed, they are currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a pickup in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARKS*
May 3, 1990                              o Lipper Taxable Money Market
                                           Funds Average
NET ASSETS AS OF 2/28/01
$1,102.2 million                         o iMoneyNet, Inc. 1st Tier Taxable
                                           Money Market Funds Average

*  Lipper  Funds  Average  and  iMoneyNet,   Inc.  Funds  Average   reflect  the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

ALL PERIODS ENDED FEBRUARY 28, 2001            SIX      ONE      FIVE      TEN
(Unaudited)                                   MONTHS**  YEAR    YEARS*    YEARS*
================================================================================
Citi Premium Liquid Reserves                  3.10%    6.25%     5.47%    4.97%
Lipper Taxable Money Market Funds Average     2.82%    5.72%     5.00%    4.59%
iMoneyNet, Inc 1st Tier Taxable Money
  Market Funds Average                        2.88%    5.84%     5.12%    4.62%

 * Average Annual Total Return
** Not Annualized
 + From 4/30/90

7-DAY YIELDS
Annualized Current   5.61%
Effective            5.76%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI PREMIUM LIQUID RESERVES VS. IMONEYNET, INC. 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Premium Liquid Reserves generally provided an annualized seven-day yield greater than the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Market Funds Report(TM), for the one-year period.

      [The following table represents a line chart in the printed piece.]

                          CITI                 iMONEYNET, INC.
                          PREMIUM              1ST TIER TAXABLE
                          LIQUID RESERVES      MONEY MARKET FUNDS AVG.
                          ---------------      -----------------------
3/28/00                   0.0567%              0.0529%
4/4/00                    0.0568               0.0535
4/11/00                   0.0568               0.0535
4/18/00                   0.0572               0.0537
4/25/00                   0.0571               0.0539
5/2/00                    0.0577               0.0539
5/9/00                    0.0576               0.0542
5/16/00                   0.0584               0.0548
5/23/00                     0.06               0.0561
5/30/00                   0.0607               0.0569
6/6/00                    0.0611               0.0573
6/13/00                   0.0612               0.0578
6/20/00                   0.0617               0.0581
6/27/00                   0.0619               0.0585
7/4/00                    0.0632               0.0591
7/11/00                   0.0623               0.0587
7/18/00                   0.0623               0.0589
7/25/00                   0.0625                0.059
8/1/00                    0.0627               0.0591
8/8/00                    0.0622                0.059
8/15/00                   0.0625               0.0592
8/22/00                   0.0625                0.059
8/29/00                   0.0629               0.0591
9/5/00                    0.0629                0.059
9/12/00                   0.0628                0.059
9/19/00                   0.0629                0.059
9/26/00                    0.063               0.0591

10/3/00                   0.0632                0.059
10/10/00                  0.0628               0.0587
10/17/00                  0.0629                0.059
10/24/00                  0.0632                0.059
10/31/00                  0.0632               0.0591
11/7/00                   0.0629               0.0589
11/14/00                  0.0629               0.0589
11/21/00                  0.0631                0.059
11/28/00                  0.0631               0.0591
12/5/00                    0.063               0.0591
12/12/00                  0.0628                0.059
12/19/00                   0.063                0.059
12/26/00                  0.0632               0.0589
1/2/01                    0.0602               0.0586
1/9/01                    0.0613               0.0576
1/16/01                   0.0609               0.0565
1/23/01                   0.0601               0.0555
1/30/01                   0.0599               0.0547
2/6/01                    0.0579               0.0529
2/13/01                   0.0571               0.0518
2/20/01                   0.0568               0.0509
2/27/01                   0.0561               0.0502

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI PREMIUM LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================

ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)       $ 1,109,463,030
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                 4,794,464
Dividends payable                                                     2,121,821
Payable to affiliate-Shareholder Servicing Agents' fees (Note 3B)        88,612
Accrued expenses and other liabilities                                  214,404
--------------------------------------------------------------------------------
  Total liabilities                                                   7,219,301
--------------------------------------------------------------------------------
NET ASSETS for 1,102,243,729 shares of
  beneficial interest outstanding                               $ 1,102,243,729
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                 $ 1,102,243,729
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITI PREMIUM LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio          $35,355,014
Allocated expenses from
  Cash Reserves Portfolio                       (537,675)
--------------------------------------------------------------------------------
                                                                    $34,817,339
EXPENSES:
Administrative fees (Note 3A)                  1,883,204
Shareholder Servicing Agents' fees (Note 3B)     538,058
Distribution fees (Note 4)                       538,058
Transfer agent fees                               23,708
Legal fees                                        15,658
Shareholder reports                               13,996
Trustees' fees                                    12,899
Blue Sky fees                                     12,673
Custody and fund accounting fees                  10,580
Audit fees                                        10,393
Registration fees                                  8,065
Miscellaneous                                     10,658
--------------------------------------------------------------------------------
  Total expenses                               3,077,950
Less: aggregate amount waived or
  assumed by Administrator and Distributor
  (Notes 3A and 4)                            (1,463,365)
--------------------------------------------------------------------------------
  Net expenses                                                        1,614,585
--------------------------------------------------------------------------------
Net investment income                                               $33,202,754
================================================================================

See notes to financial statements

CITI PREMIUM LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED        YEAR ENDED
                                                   FEBRUARY 28, 2001       AUGUST 31,
                                                      (Unaudited)             2000
=======================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2)                           $    33,202,754    $    55,098,007
=======================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                           2,122,990,562      4,499,800,089
Net asset value of shares issued to shareholders
 from reinvestment of dividends                           17,873,279         26,023,223
Cost of shares repurchased                            (2,036,448,391)    (4,323,319,287)
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                               104,415,450        202,504,025
---------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      997,828,279        795,324,254
---------------------------------------------------------------------------------------
End of period                                        $ 1,102,243,729    $   997,828,279
=======================================================================================

See notes to financial statements

CITI PREMIUM LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                 FEBRUARY 28, 2001 -------------------------------------------------------------
                                   (Unaudited)       2000         1999         1998          1997        1996
================================================================================================================
Net Asset Value, beginning
  of period                           $1.00000     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
Net investment income                  0.03064      0.05653      0.04836      0.05348      0.05240      0.05322
Less dividends from net
  investment income                   (0.03064)    (0.05653)    (0.04836)    (0.05348)    (0.05240)    (0.05322)
----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                       $1.00000     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                   $1,102,244     $997,828     $795,324     $611,270     $387,910     $380,303
Ratio of expenses to average
  net assets                             0.40%*       0.40%        0.40%        0.40%        0.40%        0.40%
Ratio of net investment income
  to average net assets                  6.17%*       5.69%        4.84%        5.39%        5.25%        5.35%
Total return                             3.10%**      5.80%        4.94%        5.48%        5.37%        5.45%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
 per share                            $0.02871     $0.05274     $0.04457     $0.04950     $0.04833     $0.04911
RATIOS:
Expenses to average net assets           0.80%*       0.79%        0.79%        0.80%        0.81%        0.82%
Net investment income to
  average net assets                     5.77%*       5.30%        4.45%        4.99%        4.84%        4.93%
================================================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's  allocated expenses. *
 * Annualized.
** Not Annualized.

See notes to financial statements

CITI PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium Liquid Reserves changed its name to Citi Premium Liquid Reserves (the "Fund"). The Fund is a separate diversified series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (5.3% at February 28, 2001) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acted as the Trust's Administrator and
Distributor  through  December  31,  2000.  SSB Citi Fund  Management  LLC ("SSB
Citi"), an affiliate of Citibank, became the Fund Administrator effective January 31, 2001. Citibank also makes shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc. Effective January 1, 2001, Salomon Smith Barney Inc. became the Fund's Distributor.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses is charged against and reduces the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are

CITI PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Fund expenses to 0.40%, inclusive of Portfolio allocated expenses.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $1,883,204 of which $925,307 was voluntarily waived for the six months ended February 28, 2001.

   The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent periodically receives fees from the Fund, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund. Shareholder Servicing Agent fees amounted to $538,058 for the six months ended February 28, 2001.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred, in connection with the sale of shares of the Fund, at an annual rate not to exceed of 0.10% of the Fund's average daily net assets. Distribution fees amounted to $538,058, all of which was voluntarily waived for the six months ended February 28, 2001. The Distributor voluntarily agreed to assume all distribution expenses through February 28, 2001.

CITI PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,332,922,024 and $1,258,205,978, respectively, for the six months ended February 28, 2001.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2001
(Unaudited)

                        PRINCIPAL
                          AMOUNT
ISSUER                (000'S OMITTED)       VALUE
-----------------------------------------------------
ASSET BACKED -- 5.8%
-----------------------------------------------------
LinksFinance Corp.,
  5.59% due* 07/17/01     $100,000     $   99,996,219
  5.64% due* 10/15/01      300,000        300,000,000
  6.69% due 11/13/01        75,000         75,000,000
  5.63% due* 01/08/02      100,000        100,000,000
MLMI*,
  5.51% due 11/27/01        48,139         48,139,383
Restructured Asset
  Securities *,
  5.59% due 06/22/01        65,000         65,000,000
SMM Trust*,
  5.65% due 10/22/01        57,000         57,000,000
Strategic Money Market
  Trust Receipts *,
  5.59% due 3/14/01        350,000        350,000,000
Strats Trust*,
  5.61% due 08/20/01       100,000        100,000,000
                                       --------------
                                        1,195,135,602
                                       --------------

CERTIFICATES OF DEPOSIT (DOMESTIC) -- 1.0%
-----------------------------------------------------
Credit Suisse,
  5.52 % due 03/19/01      200,000        200,000,000
                                       --------------

CERTIFICATES OF DEPOSIT (EURO) -- 3.9%
-----------------------------------------------------
Abbey National
  Treasury Services,
  6.92% due 04/24/01       200,000        200,000,000
  7.09% due 05/03/01       150,000        150,002,449
Bayerische Landesbank,
  5.39% % due 01/16/02      50,000         50,004,228
Commerzbank,
  6.60% due 05/01/01        70,000         70,003,047
Credit Agricole Indosuez,
  6.61% due 05/31/01       102,000        102,011,283
  7.00% due 07/09/01       100,000        100,000,000
  6.75% due 09/28/01       144,000        144,034,588
                                       --------------
                                          816,055,595
                                       --------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 23.4%
-----------------------------------------------------
American Express
  Centurion,
  5.62% due 12/12/01       200,000        200,000,000
Bank America,
  6.98% due 03/30/01       110,000        110,000,000
  7.18% due 06/14/01       100,000        100,000,000
Bank One,
  6.68% due 11/02/01        50,000         50,008,088
Barclays Bank,
  5.53% due 03/16/01       300,000        300,000,000
  5.59% due 09/24/01       460,000        459,861,218
Bayerische Landesbank,
  5.50% due 06/04/01       135,000        134,984,392
Canadian Imperial,
  6.34% due 03/22/01       150,000        150,000,000
  7.07% due 05/03/01        62,000         62,021,799

  6.48% due 05/07/01       106,000        106,000,000
Commerzbank,
  6.67% due 03/01/01       100,000        100,000,000
  6.80% due 04/17/01        80,175         80,177,938
  6.88% due 04/30/01       110,000        109,996,574
  7.17% due 06/28/01       150,000        149,983,826
  7.15% due 06/29/01       125,000        125,042,391
  6.88% due 08/10/01       100,000         99,989,486
Credit Agricole Indosuez,
  6.89% due 08/24/01       100,000         99,988,578
  6.72% due 09/18/01        67,000         67,027,063
  5.59% due 09/24/01       230,000        229,930,609
Deutsche Bank,
  5.59% due 09/24/01       260,000        259,928,729
  6.89% due 08/20/01       167,000        166,977,641
Dresdner Bank,
  7.12% due 06/18/01       100,000         99,994,355
Merita Bank Plc,
  6.65% due 11/09/01       200,000        199,973,670
  6.78% due 09/17/01       200,000        199,958,445
  6.64% due 10/19/01       100,000         99,987,926
  5.24% due 02/20/02       171,000        170,990,705
Rabobank Nederland,
  6.85% due 04/06/01       100,000         99,997,195
  7.18% due 06/13/01        50,000         49,995,289
  5.28% due 01/14/02        70,000         70,017,663
Royal Bank ,
  6.01% due 09/11/01       112,000        112,005,787
Societe Generale,
  6.80% due 04/10/01        50,000         49,998,961
  6.81% due 04/17/01        50,000         50,001,676
  6.75% due 04/18/01       110,000        109,995,708
Svenska Handelsbanken,
  6.80% due 09/05/01       175,000        174,982,904
UBS AG Stamford,
  6.01% due 09/04/01        72,300         72,313,706
  5.22% due 02/20/02       122,000        121,977,088
                                       --------------
                                        4,844,109,410
                                       --------------

COMMERCIAL PAPER -- 35.8%
-----------------------------------------------------
ABN-Amro Bank,
  6.65% due 04/17/01       140,000        140,001,118
Alpine
  Securitization Corp.,
  5.52% due 03/05/01       275,000        274,831,333
Aspen Funding Corp.,
  5.56% due 03/01/01       100,000        100,000,000

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 2001
(Unaudited)

                        PRINCIPAL
                          AMOUNT
ISSUER                (000'S OMITTED)       VALUE
-----------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
-----------------------------------------------------
Asset Backed
  Capital Finance Inc.,
  6.50% due 03/09/01      $105,000     $  104,848,333
Asset Portfolio
  Funding Corp.,
  5.50% due 03/15/01       200,000        199,572,222
  6.37% due 03/16/01        54,784         54,638,594
Asset Securitization
  Coop Corp.,
  5.50% due 03/13/01        50,000         49,908,333
Atlantis One
  Funding Corp.,
  6.40% due 03/09/01       130,690        130,504,130
  5.50% due 03/16/01       187,462        187,032,400
BankAmerica Corp.,
  6.45% due 04/09/01        45,000         44,685,563
Banco Santander,
  5.51% due 03/09/01        50,000         49,938,778
  5.07% due 07/31/01        50,000         48,929,667
Blue Ridge Asset,
  5.50% due 03/02/01        42,276         42,269,541
  5.52% due 03/13/01       106,305        106,109,399
  5.55% due 03/13/01        24,102         24,057,411
Brahms Funding Corp.,
  5.62% due 03/26/01       106,934        106,516,660
  5.60% due 03/27/01       103,144        102,726,840
  5.58% due 03/29/01        60,000         59,739,600
  5.43% due 04/25/01       258,447        256,302,967
  5.34% due 04/27/01       353,460        350,471,496
British
  Telecommunications Plc,
  5.67% due 10/09/01       100,000        100,000,000
Compass Securities,
  5.50% due 03/15/01       110,000        109,764,722
  5.50% due 03/16/01        44,960         44,856,967
Credit Suisse,
  6.48% due 03/16/01       125,000        124,662,500
  6.45% due 04/04/01       125,000        124,238,542
Forrestal Funding,
  6.51% due 03/09/01       29,211          29,168,741
Four Winds Funding Corp.,
  5.50% due 03/01/01       117,757        117,757,000
  6.24% due 03/19/01        50,000         49,844,000
  6.24% due 03/20/01        50,000         49,835,333
GE Financial
  Assurance Holdings,
  5.59% due 03/01/01        66,000         66,000,000
General Electric
  Capital Corp.,
  6.42% due 04/10/01       200,000        198,573,333
  6.41% due 04/11/01        25,000         24,817,493
  6.43% due 04/12/01       200,000        198,499,667
Giro Funding,
  5.51% due 03/08/01       124,068        123,935,075
  5.53% due 03/09/01       43,173          43,119,945
  5.51% due 03/12/01       83,260          83,119,823
  6.36% due 03/15/01       131,894        131,567,782
  5.50% due 04/17/01       107,426        106,654,622
  6.17% due 06/15/01        50,000         49,091,639
Goldman Sachs Corp.,
  6.19% due 05/11/01       100,000         98,779,194
Greyhawk Capital Corp.,
  5.55% due 03/09/01        44,542         44,487,065

  6.14% due 06/11/01        55,000         54,043,183
  6.14% due 06/13/01        50,000         49,113,111
K2 USA,
  6.48% due 03/28/01        71,000         70,654,940
  6.16% due 06/01/01        77,300         76,083,126
MICA Funding,
  5.51% due 03/15/01        90,490         90,296,100
Moat Funding,
  6.27% due 04/24/01        48,000         47,548,560
  6.27% due 04/27/01        50,000         49,503,625
Morgan Stanley
  Dean Witter Discover*,
  5.67% due 03/16/01       200,000        200,000,000
Moriarty Ltd.,
  6.43% due 04/19/01        50,000         49,562,403
Paradigm Funding,
  5.51% due 03/08/01        50,000         49,946,431
  5.50% due 03/16/01        60,000         59,862,500
Pennine Funding,
  5.55% due 03/01/01        61,000         61,000,000
Perry Global Funding,
  6.31% due 03/02/01        47,775         47,766,626
  5.51% due 03/08/01       101,938        101,828,785
  5.51% due 03/16/01       180,311        179,897,036
  5.52% due 04/05/01       132,466        131,755,099
Rabobank Nederland,
  5.56% due 03/01/01       140,000        140,000,000
Receivables
  Capital Corp.,
  5.22% due 07/27/01        52,920         51,784,337
Sigma Finance Corp.,
  6.49% due 03/09/01        50,000         49,927,889
  6.49% due 03/13/01        50,000         49,891,833
  6.41% due 04/23/01        50,000         49,528,153
  6.43% due 04/23/01       100,000         99,053,361
Surrey Funding Corp.,
  5.49% due 03/08/01       240,000        239,743,800
  5.50% due 03/09/01       100,000         99,877,778
  5.50% due 03/12/01       455,830        455,063,952
UBS AG,
  6.32% due 05/01/01        73,700         72,910,755

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                          February 28, 2001
(Unaudited)

                        PRINCIPAL
                          AMOUNT
ISSUER                (000'S OMITTED)       VALUE
-----------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
-----------------------------------------------------
Variable Funding,
  5.56% due 03/01/01      $170,735     $  170,735,000
  5.55% due* 10/12/01      250,000        249,974,624
                                       --------------
                                        7,399,210,835
                                       --------------

CORPORATE NOTE -- 0.7%
-----------------------------------------------------
Household Finance Corp.*,
  5.78% due 07/20/01        50,000         50,025,209
Merrill Lynch & Co. Inc.*,
  5.64% due 01/07/02       100,000         99,974,068
                                       --------------
                                          149,999,277
                                       --------------

MEDIUM TERM NOTES -- 14.5%
-----------------------------------------------------
Bear Stearns
  Companies Inc.*,
  5.64% due 09/19/01       300,000        300,000,000
Bear Stearns*,
  5.69% due 02/06/02       300,000        300,000,000
Credit Suisse*,
  5.64% due 03/05/01       250,000        249,999,455
  5.63% due 05/10/01       225,000        224,995,685
Deere John
  Capital Corp.*,
  5.42% due 02/08/02       150,000        149,925,012
E.I. Du Pont
  de Nemours & Co.,
  6.69% due 3/13/01         53,000         53,000,000
K2 Corp.*,
  5.57% due 01/15/02       165,000        165,000,000
  5.63% due 02/01/02       100,000        100,000,000
K2 USA*,
  5.57% due 02/13/02        30,000         30,000,000
  5.57% due 02/15/02       150,000        150,000,000
Merrill Lynch & Co. Inc.,
  5.65% due* 03/02/01      500,000        499,999,726
  6.69% due 11/13/01       100,000         99,993,315
Nationwide
  Building 144A*,
  5.57% due 12/12/01       115,000        115,000,000
Sigma Finance Corp.*,
  6.87% due 04/09/01       100,000        100,000,000
  5.61% due 10/05/01       250,000        249,962,671
  6.71% due 10/16/01       100,000        100,000,000
  5.55% due 02/15/02       100,000         99,980,767
                                       --------------
                                        2,987,856,631
                                       --------------

PROMISSORY NOTE -- 3.4%
-----------------------------------------------------
Goldman Sachs Group,
  6.75% due 03/19/01       475,000        475,000,000
  6.59% due 05/10/01       230,000        230,000,000
                                       --------------
                                          705,000,000
                                       --------------

TIME DEPOSITS -- 9.9%
-----------------------------------------------------
BNP Paribas,
  5.59% due 03/01/01       502,131     $  502,131,000
National Australia Bank,
  5.63% due 03/01/01       300,000        300,000,000
Societe Generale,
  5.63% due 03/01/01       300,000        300,000,000
  5.50% due 03/02/01       400,000        400,000,000
UBS AG,
  5.63% due 03/01/01       250,000        250,000,000
Westdeutesche,
  5.59% due 03/01/01       300,000        300,000,000
                                       --------------
                                        2,052,131,000
                                       --------------

UNITED STATES GOVERNMENT AGENCY -- 2.4%
-----------------------------------------------------
Federal Home Loan Bank,
  5.11% due 01/29/02        93,000         92,923,409
Federal Home Loan
  Mortgage Discount Notes,
  6.48% due 11/02/01       100,000         99,960,235
Federal National
  Mortgage Association,
  6.44% due 11/21/01       185,000        184,930,087
Federal National
  Mortgage Association,
  5.15% due 02/28/02       100,000         95,322,556
Federal National
  Mortgage Association,
  5.16% due 02/28/02        25,000         23,829,444
                                       --------------
                                          496,965,731
                                       --------------

TOTAL INVESTMENTS,
 AT AMORTIZED COST          100.8%     20,846,464,081
OTHER ASSETS,
 LESS LIABILITIES            (0.8)       (163,361,585)
                            -----     ---------------
NET ASSETS                  100.0%    $20,683,102,496
                            =====     ===============
* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A)                                  $20,846,464,081
Cash                                                                        281
Interest receivable                                                 238,233,551
--------------------------------------------------------------------------------
  Total assets                                                   21,084,697,913
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                   400,000,000
Payable to affiliate--Investment Advisory fee (Note 2A)               1,193,568
Accrued expenses and other liabilities                                  401,849
--------------------------------------------------------------------------------
  Total liabilities                                                 401,595,417
--------------------------------------------------------------------------------
NET ASSETS                                                      $20,683,102,496
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                        $20,683,102,496
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B)                                          $537,776,439

EXPENSES:
Investment Advisory fees (Note 2A)                 $ 12,289,522
Administrative fees (Note 2B)                         4,096,507
Custody and fund accounting fees                      1,871,284
Trustees' fees                                           27,053
Audit fees                                               25,395
Legal fees                                                8,553
Other                                                    37,325
--------------------------------------------------------------------------------
  Total expenses                                     18,355,639
Less: aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A, and 2B)              (10,127,607)
Less: fees paid indirectly (Note 1F)                    (35,353)
--------------------------------------------------------------------------------
  Net expenses                                                        8,192,679
--------------------------------------------------------------------------------
Net investment income                                              $529,583,760
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED           YEAR ENDED
                                               FEBRUARY 28, 2001           AUGUST 31,
                                                  (Unaudited)                2000
=======================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                           $    529,583,760       $   882,959,245
---------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                       34,552,470,320        58,289,540,600
Value of withdrawals                             (28,791,292,218)      (59,709,503,859)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                             5,761,178,102        (1,419,963,259)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              6,290,761,862          (537,004,014)
---------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               14,392,340,634        14,929,344,648
---------------------------------------------------------------------------------------
End of period                                   $ 20,683,102,496       $14,392,340,634
=======================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO

FINANCIAL HIGHLIGHTS

                            SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                            FEBRUARY 28, 2001  -----------------------------------------------------------------------
                              (Unaudited)          2000            1999            1998          1997          1996
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
  (000's omitted)             $20,683,102      $14,392,341     $14,929,345    $8,805,910    $7,657,400    $4,442,187
Ratio of expenses to
  average net assets                 0.10%*           0.10%           0.10%         0.10%         0.10%         0.10%
Ratio of net investment
  income to average
  net assets                         6.46%*           5.93%           5.13%         5.65%         5.57%         5.64%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                         0.22%*           0.22%           0.22%         0.22%         0.23%         0.23%
Net investment income
  to average net assets              6.34%*           5.81%           5.01%         5.53%         5.44%         5.50%
======================================================================================================================

* Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC ("SSB
Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank, N.A. ("Citibank") acts as the Portfolio's Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended ("1940 Act"). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

     B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

     E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $12,289,522, of which $6,031,100 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $4,096,507, all of which were voluntarily waived for the six months ended February 28, 2001. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $189,317,071,195 and $182,851,361,434, respectively, for the six months ended February 28, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $22,063. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Heath B. McLendon*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

  *AFFILIATED PERSON OF INVESTMENT ADVISER
 **TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street
New York, New York 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

===============================================================================









This report is prepared for the information of shareholders of Citi Premium Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium Liquid Reserves.

(C)2001 Citicorp           [Logo] Printed on recycled paper          CFS/PLR/201

--------------------------------------------------------------------------------
CitiFunds(R)
--------------------------------------------------------------------------------




CITI(SM)
U.S. TREASURY
RESERVES
SEMI-ANNUAL REPORT
FEBRUARY 28, 2001












--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                       1
------------------------------------------------------------------
Portfolio Environment and Outlook                                2
------------------------------------------------------------------
Fund Facts                                                       3
------------------------------------------------------------------
Fund Performance                                                 4
------------------------------------------------------------------

CITI U.S. TREASURY RESERVES

Statement of Assets and Liabilities                              5
------------------------------------------------------------------
Statement of Operations                                          6
------------------------------------------------------------------
Statement of Changes in Net Assets                               7
------------------------------------------------------------------
Financial Highlights                                             8
------------------------------------------------------------------
Notes to Financial Statements                                    9
------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                        12
------------------------------------------------------------------
Statement of Assets and Liabilities                             13
------------------------------------------------------------------
Statement of Operations                                         13
------------------------------------------------------------------
Statement of Changes in Net Assets                              14
------------------------------------------------------------------
Financial Highlights                                            14
------------------------------------------------------------------
Notes to Financial Statements                                   15
------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS



Dear CitiFunds Shareholder:

   We are pleased to present the semi-annual report for Citi U.S. Treasury Reserves (the Fund") for the period ended February 28, 2001. In this report, we summarize the economic and market conditions that prevailed during the period. In addition, a detailed summary of the Fund's performance and holdings can be found in the appropriate sections that follow.

   Over the past six months, money market instruments generally helped investors preserve their capital and earn competitive levels of taxable income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, some money market funds provided relatively attractive returns. In January, the Federal Reserve Board reduced short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for many money market funds.

   In this environment, the investment adviser to the Fund, Citibank, N.A., continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

   This semi-annual report reviews the Fund's investment activities and performance during the six months ended February 28, 2001, and provides a summary of Citibank's perspective on and outlook regarding the marketplace for money market securities.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Heath B. McLendon
---------------------
Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

   WHEN THE REPORTING PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown may have been triggered by higher interest rates implemented over the previous 15 months by the Federal Reserve Board (the Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%. Faced with higher borrowing costs, many businesses and consumers postponed many large purchases and new investments.

   During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate, the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence, declining manufacturing activity and higher energy costs contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

   Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he stated may have stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut interest rates by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in interest rates since Alan Greenspan was appointed Fed Chairman in 1987. These moves toward a more accommodative monetary policy caused yields of money market instruments to decline commensurately.

   In addition, downward pressure on yields on U.S. Treasury bills was intensified by supply-and-demand factors that were unique to the short-term U.S. Treasury securities marketplace. The Federal government received higher-than-expected tax revenues while the economy remained strong, resulting in a sizeable budget surplus. As a result the Federal government had less need to borrow in the short-term markets. Ultimately, this led to a substantially reduced supply of U.S. Treasury securities compared to the same period a year ago. At the same time, however, demand for such securities increased as investors sought to protect some of their assets from heightened volatility in the stock and corporate bond markets.

   In this environment, the Fund's investment adviser generally attempted to maintain the Fund's average weighted maturity toward the long end of its permitted range. During the period when securities that the adviser considered particularly attractive came to the market -- such as "Cash Management Bills" -- the adviser periodically and opportunistically adjusted the Fund's average weighted maturity in an attempt to capture the yields that these newly-issued instruments provided. In October and November, the adviser also took advantage of attractively priced securities that were part of the issuance of $80 billion of U.S. Treasury notes in the 30- to 60-day maturity range.

   Looking forward, the adviser expects economic weakness to persist over the next several months, but economic growth to increase during the second half of 2001. Indeed, it is currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a spike in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.

FUND FACTS

FUND OBJECTIVE
To provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                         DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO            Declared daily, paid monthly
Citibank, N.A.
                                            BENCHMARK*
COMMENCEMENT OF OPERATIONS                  o Lipper S&P AAA rated U.S.
Class N shares                                Treasury Money Market
May 3, 1991                                   Funds Average
Cititrade(R) shares
August 18, 2000                             o iMoneyNet, Inc.100% U.S.
                                              Treasury Rated Money Market
NET ASSETS AS OF 2/28/01                      Funds Average
Class N shares: $309.5 million
Cititrade shares: $171,104

* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.
  Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                        SINCE
FOR THE PERIOD ENDED FEBRUARY 28, 2001     SIX       ONE     FIVE    MAY 3, 1991
(Unaudited)                              MONTHS**    YEAR    YEARS*   INCEPTION*
================================================================================
Citi U.S. Treasury Reserves Class N       2.75%     5.47%    4.65%      4.24%
Lipper S&P AAA rated U.S. Treasury
  Money Market Funds Average              2.74%     5.64%    4.86%      4.45%+
iMoneyNet, Inc. 100% U.S. Treasury
  Rated Money Market Funds Average        2.75%     5.52%    4.75%      4.61%+
Cititrade U.S. Treasury Reserves          2.60%       --       --       2.79%#**

*  Average Annual Total Return
** Not Annualized
+  Since April 30, 1991
#  Commencement of Operations 8/18/00


7-DAY YIELDS                CLASS N               CITITRADE
                            -------               ---------
Annualized Current           4.45%                  4.18%
Effective                    4.55%                  4.26%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
========================================================================================
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)          $310,782,085
Receivable for shares of beneficial interest sold                                74,004
----------------------------------------------------------------------------------------
 Total assets                                                               310,856,089
----------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                               931,799
Payable for shares of beneficial interest repurchased                           110,544
Payable to affiliate--Shareholder servicing agents' fees (Note 3B)               69,187
Accrued expenses and other liabilities                                          117,146
----------------------------------------------------------------------------------------
 Total liabilities                                                            1,228,676
----------------------------------------------------------------------------------------
NET ASSETS                                                                 $309,627,413
========================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                            $309,627,413
========================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
 ($309,456,309/309,456,309 shares outstanding)                                    $1.00
========================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
 ($171,104/171,104 shares outstanding)                                            $1.00
========================================================================================

See notes to financial statements

CITI U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
==========================================================================================
INVESTMENT INCOME (Note 1A)
Income from U.S. Treasury Reserves Portfolio                    $9,658,394
Allocated expenses from U.S. Treasury Reserves Portfolio          (156,551)
------------------------------------------------------------------------------------------
                                                                                $9,501,843

EXPENSES:
Administrative fees (Note 3A)                                      549,357
Shareholder Servicing Agents' fees Class N (Note 3B)               392,286
Distribution fees Class N (Note 4)                                 156,914
Distribution fees Cititrade (Note 4)                                   267
Shareholder reports                                                 20,057
Transfer agent fees                                                 18,996
Custody and fund accounting fees                                    15,900
Legal fees                                                          13,974
Audit fees                                                          12,400
Trustees' fees                                                       6,666
Registration fees                                                    5,490
Blue Sky fees                                                       15,003
Miscellaneous                                                       15,862
------------------------------------------------------------------------------------------
 Total expenses                                                  1,223,172
Less: aggregate amounts waived by Administrator and Distributor
 (Notes 3A and 4)                                                 (280,351)
------------------------------------------------------------------------------------------
 Net expenses                                                                      942,821
------------------------------------------------------------------------------------------
Net investment income                                                           $8,559,022
==========================================================================================

See notes to financial statements

CITI U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2001    YEAR ENDED
                                                             (Unaudited)    AUGUST 31, 2000
============================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
 to shareholders (Note 2)                                   $   8,559,022    $    15,133,322
============================================================================================
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N SHARES
Net proceeds from sale of shares                              584,828,575      1,080,056,269
Net asset value of shares issued to shareholders
 from reinvestment of dividends                                 3,104,252          5,963,213
Cost of shares repurchased                                   (566,923,464)    (1,141,068,128)
--------------------------------------------------------------------------------------------
 Total Class N shares                                          21,009,363        (55,048,646)
--------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST
 AT NET ASSET VALUE OF $1.00 PER
 SHARE (Note 5):
CITITRADE SHARES*
Net proceeds from sale of shares                                  268,078             10,650
Net asset value of shares issued to shareholders
 from reinvestment of dividends                                     2,283                 12
Cost of shares repurchased                                       (105,477)            (4,442)
--------------------------------------------------------------------------------------------
 Total Cititrade shares                                           164,884              6,220
--------------------------------------------------------------------------------------------
Total increase (decrease) in net assets from transactions
  in shares of beneficial interest                             21,174,247        (55,042,426)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                          21,174,247        (55,042,426)
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                           288,453,166        343,495,592
--------------------------------------------------------------------------------------------
End of period                                               $ 309,627,413    $   288,453,166
============================================================================================

* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                           CLASS N SHARES
                            ----------------------------------------------------------------------
                             SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,
                            FEBRUARY 28, 2001  ---------------------------------------------------
                               (Unaudited)       2000       1999       1998      1997       1996
==================================================================================================
Net Asset Value,
  beginning of period           $1.00000      $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income            0.02716       0.04797    0.03947    0.04552    0.04547    0.04602
Less dividends from net
 investment income              (0.02716)     (0.04797)  (0.03947)  (0.04552)  (0.04547)  (0.04602)
---------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                 $1.00000      $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)               $309,456      $288,447   $343,496   $319,930   $360,717   $317,996
Ratio of expenses to
 average net assets+               0.70%*        0.70%      0.70%      0.70%      0.70%      0.70%
Ratio of net investment income
 to average net assets+            5.45%*        4.76%      3.96%      4.55%      4.57%      4.61%
Total return                       2.75%**       4.90%      4.02%      4.65%      4.64%      4.70%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                     $0.02559      $0.04523   $0.03678   $0.04292   $0.04278   $0.04313
RATIOS:
Expenses to average net assets+    1.01%*        0.97%      0.97%      0.96%      0.97%      1.00%
Net investment income to
 average net assets+               5.14%*        4.49%      3.69%      4.29%      4.30%      4.32%
==================================================================================================

                                                   CITITRADE SHARES
                                        -------------------------------------------------
                                                                    FOR THE PERIOD
                                        SIX MONTHS ENDED            AUGUST 18, 2000
                                        FEBRUARY 28, 2001     (COMMENCEMENT OF OPERATIONS)
                                           (Unaudited)             TO AUGUST 31, 2000
==========================================================================================
Net Asset Value, beginning of period            $1.00000                $1.00000
Net investment income                            0.02568                 0.00193
Less dividends from net investment income       (0.02568)               (0.00193)
------------------------------------------------------------------------------------------
Net Asset Value, end of period                  $1.00000                $1.00000
==========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period                       $171,104                  $6,220
Ratio of expenses to average net assets            1.00%*                  1.00%*
Ratio of net investment income to
  average net assets+                              5.15%*                  4.46%*
Total return                                       2.60%**                 0.19%**

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the period, the net investment income per share and the ratios would have been as follows:

Net investment income per share                 $0.02488                $0.00193
RATIOS:
Expenses to average net assets                     1.31%*                  1.27%*
Net investment income to average net assets+       4.84%*                  4.19%*
==========================================================================================

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
*  Annualized
** Not Annualized

See notes to financial statements

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds U.S. Treasury Reserves changed its name to Citi U.S. Treasury Reserves (the Fund"). The Fund is a separate diversified series of CitiFunds Trust III (the Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. (Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (18.8% at February 28, 2001) in the net assets of the Portfolio. CFBDS, Inc. (CFBDS") acted as the Trust's Administrator and Distributor through December 31, 2000. SSB Citi Fund Management LLC (SSB Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank also makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc. Effective January 1, 2001 Salomon Smith Barney Inc. became the Fund's Distributor.

   The Fund offers Class N shares and Cititrade shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class N shares have lower expenses than Cititrade shares. Cititrade shares pay a higher ongoing service fee than Class N shares.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Class N expenses to 0.70% and Cititrade expenses to 1.00%.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets of the Fund. The Administrative fees amounted to $549,357, of which $186,994 was voluntarily waived for the six months ended February 28, 2001. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $392,286 for Class N for the six months ended February 28, 2001.

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for which the Fund compensates the Distributor at an annual rate of 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. The
Distribution fees for Class N amounted to $156,914, of which $93,357 was voluntarily waived for the six months ended February 28, 2001 and $267 for Cititrade for the six months ended February 28, 2001. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $536,691,800 and $524,269,489, respectively, for the six months ended February 28, 2001.

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)


                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)          VALUE
----------------------------------------------------------------
U.S. TREASURY BILLS -- 92.8%
----------------------------------------------------------------
United States Treasury Bill,
  due 3/22/01                     $171,883          $171,372,548
  due 3/29/01                      296,415           295,216,202
  due 4/05/01                      449,089           446,883,622
  due 4/12/01                      106,994           106,364,257
  due 4/19/01                      243,391           241,721,850
  due 5/03/01                       34,946            34,643,280
  due 5/10/01                      173,049           171,391,656
  due 5/17/01                       45,901            45,421,895
  due 6/28/01                       22,807            22,446,121
                                                  --------------
                                                   1,535,461,431
                                                  --------------

U.S. TREASURY NOTES -- 7.2%
----------------------------------------------------------------
United States Treasury Notes,
  due 7/31/01                      111,008           111,250,364
  due 8/31/01                        7,650             7,622,757
                                                  --------------
                                                     118,873,121
                                                  --------------

TOTAL INVESTMENTS,
 AT AMORTIZED COST                  100.0%         1,654,334,552
OTHER ASSETS,
 LESS LIABILITIES                     0.0                558,157
                                    -----         --------------
NET ASSETS                          100.0%        $1,654,892,709
                                    =====         ==============

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
===========================================================================
ASSETS:

Investments, at amortized cost (Note 1A)                    $1,654,334,552
Cash                                                               199,558
Interest receivable                                                490,253
---------------------------------------------------------------------------
 Total assets                                                1,655,024,363
---------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate-- Investment advisory fees (Note 2A)           74,449
Accrued expenses and other liabilities                              57,205
---------------------------------------------------------------------------
 Total liabilities                                                 131,654
---------------------------------------------------------------------------
NET ASSETS                                                  $1,654,892,709
===========================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                    $1,654,892,709
===========================================================================



U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                         $45,693,429

EXPENSES:
Investment Advisory fees (Note 2A)                    $1,110,016
Administrative fees (Note 2B)                            370,005
Custody and fund accounting fees                         153,884
Trustees' fees                                            14,156
Audit fees                                                14,100
Legal fees                                                 9,651
Miscellaneous                                             31,396
--------------------------------------------------------------------------------
 Total expenses                                        1,703,208
Less: aggregate amounts waived by Investment
 Adviser and Administrator (Notes 2A and 2B)            (963,122)
Less: fees paid indirectly (Note 1D)                         (40)
--------------------------------------------------------------------------------
 Net expenses                                                           740,046
--------------------------------------------------------------------------------
Net investment income                                               $44,953,383
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                      FEBRUARY 28, 2001    YEAR ENDED
                                                         (Unaudited)     AUGUST 31, 2000
=========================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                  $    44,953,383    $    66,878,424
-----------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                              3,259,578,318      4,524,590,945
Value of withdrawals                                    (2,974,327,280)    (4,455,407,592)
-----------------------------------------------------------------------------------------
Net increase in net assets from capital transactions       285,251,038         69,183,353
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                 330,204,421        136,061,777
-----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      1,324,688,288      1,188,626,511
-----------------------------------------------------------------------------------------
End of period                                          $ 1,654,892,709    $ 1,324,688,288
=========================================================================================



U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                              SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                              FEBRUARY 28, 2001  ------------------------------------------------------------
                                 (Unaudited)       2000           1999        1998        1997        1996
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)                  $1,654,893    $1,324,688    $1,188,627    $911,845    $907,910    $767,804
Ratio of expenses to
 average net assets                    0.10%*        0.10%         0.10%       0.10%       0.10%       0.10%
Ratio of net investment income
 to average net assets                 6.07%*        5.41%         4.55%       5.14%       5.15%       5.20%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average net assets         0.23%*        0.23%         0.23%       0.23%       0.24%       0.25%
Net investment income to
 average net assets                    5.94%*        5.28%         4.42%       5.01%       5.01%       5.05%
=============================================================================================================

* Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc (CFBDS"), acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC (SSB Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank N.A. (Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,110,016, of which $593,117 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   B. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $370,005, all of which was contractually waived for the six months ended February 28, 2001. The contractual fee waivers terminate on December 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $5,629,118,415 and $5,342,838,889, respectively, for the six months ended February 28, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $2,134. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 *AFFILIATED PERSON OF INVESTMENT ADVISER
**TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------













This report is prepared for the information of shareholders of Citi U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi U.S. Treasury Reserves.

(C)2001 Citicorp         [RECYCLE LOGO] Printed on recycled paper    CFS/RUS/201